Note 10 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Table Text Block]
	December 31
	2012	2011
Cost
Land	$2,510	$2,510
Buildings	8,055	8,055
Equipment	28,574	32,507
Furniture and fixtures	1,128	1,080
Leasehold improvements	3,228	2,766
Transportation equipment	659	671
Prepayment for property and equipment	10,166	9,978
	54,320	57,567
Accumulated depreciation
Buildings	1,396	1,215
Equipment	22,876	24,318
Furniture and fixtures	893	874
Leasehold improvements	2,473	2,321
Transportation equipment	540	509
	28,178	29,237
	$26,142	$28,330